UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   JUNE 30, 2009
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Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         LS POWER PARTNERS, LP
Address:      1700 BROADWAY
              35TH FLOOR
              NEW YORK, NEW YORK 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         JAMES BARTLETT
Title:        PRESIDENT
Phone:        212-615-3456

Signature, Place, and Date of Signing:
/S/ JAMES BARTLETT                  NEW YORK, NY              AUGUST 14, 2009
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[Signature]                         [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              2
                                                     -

Form 13F Information Table Value Total:          $554,382
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                                                (thousands)

List of Other Included Managers:                     NONE

          COLUMN 1           COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                               VOTING AUTHORITY
                                                                                                           ------------------------
                              TITLE                               SHRS
                              OF                      VALUE       OR PRN   SH/ PUT/  INVESTMENT  OTHER
NAME OF ISSUER                CLASS        CUSIP      (X1000)     AMOUNT   PRN CALL  DISCRETION  MANAGERS     SOLE      SHARED NONE
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CALPINE CORP                COM          131347304     459,485   41,209,416 SH          SOLE                 41,209,416      0    0
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TRANSALTA CORP              COM          89346D107      94,897    4,884,068 SH          SOLE                  4,884,068      0    0
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                                                     ---------                                           ---------------
                                                       554,382                                               46,093,484
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